Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basis Depreciation of Property, Plant and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. The assets are depreciated over their estimated useful lives using the following methods and rates:

	Method	Rate
Building structures	Straight-line	15 to 20 years
Furniture and equipment	Straight-line	5 years
Computer equipment	Straight-line	3 years
Security equipment	Straight-line	5 years
Production equipment	Straight-line	7 years
Road	Straight-line	25 years
Leasehold improvements	Straight-line	5 to 10 years